GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill are as follows:

Balance at December 31, 2014	$387,311
Foreign currency translation adjustment	(9,001)

Balance at December 31, 2015	378,310
Foreign currency translation adjustment	1,427

Balance at December 31, 2016	$379,737

Finite lived intangible assets

Other intangible assets are comprised of the following:

December 31,	Estimated Useful Lives	2016	2015
Indefinite lived intangible assets - Trade names, trademarks and distribution rights		$120,288	$118,205
Finite lived intangible assets:
Customer relationships	10-15 years	70,194	68,981
Trade name	10 years	1,150	1,150
Non-compete agreements	7 years	369	369
Accumulated amortization		(33,437)	(28,224)

Finite lived intangible assets, net		38,276	42,276

		$158,564	$160,481

Indefinite Lived Intangible Assets

Other intangible assets are comprised of the following:

December 31,	Estimated Useful Lives	2016	2015
Indefinite lived intangible assets - Trade names, trademarks and distribution rights		$120,288	$118,205
Finite lived intangible assets:
Customer relationships	10-15 years	70,194	68,981
Trade name	10 years	1,150	1,150
Non-compete agreements	7 years	369	369
Accumulated amortization		(33,437)	(28,224)

Finite lived intangible assets, net		38,276	42,276

		$158,564	$160,481